CATHOLIC VALUES INVESTMENT TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone (617) 482-8260
                             Telecopy (617) 338-8054



                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Catholic Values Investment Trust (1933 Act File No.
333-17161) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2002, used with respect to Catholic Values Investment Trust Equity Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 8 "Amendment No. 8") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 8 was filed electronically with the Commission (Accession No. 0000715165-02-000015) on April 26, 2002.

                        CATHOLIC VALUES INVESTMENT TRUST



By:      /s/Janet E. Sanders
         Janet E. Sanders
         Assistant Secretary

Date:  May 1,2002